UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-22154
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                            Grail Advisors ETF Trust
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               (Exact name of registrant as specified in charter)

                               One Ferry Building
                                    Suite 255
                             San Francisco, CA 94111
                    (Address of Principal Executive Offices)

                                 (415) 677-5870
                         (Registrant's Telephone Number)

                                William M. Thomas
                               One Ferry Building
                                    Suite 255
                             San Francisco, CA 94111
                     (Name and Address of Agent for Service)
                Notices should be sent to the Agent for Service)

                                 With a copy to:

                                 Stacy L. Fuller
                                  K&L Gates LLP
                               1601 K. Street, NW
                              Washington, DC 20006
                                 (202) 778-9475

Registrant's telephone number, including area code: 415-677-5870

Date of fiscal year end: October 31

Date of reporting period: July 1, 2008 through June 30, 2009

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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



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Item 1. Proxy Voting Record.

The Fund did not vote proxies relating to portfolio securities during the period covered by this report.




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                                   SIGNATURES


         Signature page for the filing of the annual report of the proxy voting record of registered management investment company (Form N-PX).

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)  Grail Advisors ETF Trust


By:      /s/ William M. Thomas
         ---------------------------
Name:    William M. Thomas
Title:   Principal Executive Officer
Date:    August 19, 2009